RELATED PARTY TRANSACTIONS - NRG Settlement (Details) - EVGO HOLDCO, LLC AND EVGO SERVICES, LLC - USD ($)	Mar. 31, 2021	Dec. 31, 2019
Related Party Transaction [Line Items]
Accounts receivable	$ 30,690	$ 106,886
NRG
Related Party Transaction [Line Items]
Accounts receivable		$ 12,695